Other current financial and non-financial liabilities - Additional Information (Detail) $ in Millions	Dec. 31, 2021 USD ($)
Payables to personnel and social organizations
Disclosure of other current financial and nonfinancial liabilities [Line Items]
Bonus accural	$ 9.3
Deferred income
Disclosure of other current financial and nonfinancial liabilities [Line Items]
Non-current government grants	$ 5.5